ACCRUED STOCK PAYABLE (Details) - Employment Agreement - USD ($)	May 13, 2015	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014
ACCRUED STOCK PAYABLE (Details) - Employment Agreement [Line Items]
Share Price (in Dollars per share)		$ 3.20	$ 1.20	$ 3.50	$ 3.75	$ 5.02
Employee Agreements [Member]
ACCRUED STOCK PAYABLE (Details) - Employment Agreement [Line Items]
Stock Issued During Period, Shares, Issued for Services	100,000
Share Price (in Dollars per share)	$ 3.11
Share Price Discount	15.00%
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	50,000
Employee Agreements [Member] | Scenario, Adjustment [Member]
ACCRUED STOCK PAYABLE (Details) - Employment Agreement [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)	$ 264,350